Annual Total Returns (Bar Chart) - Mid Value Trust (Mid Value Trust, Series I, Mid Value Trust)	12 Months Ended
May 01, 2011
Mid Value Trust | Series I, Mid Value Trust
Bar Chart Table:
2001	0.53%
2002	(15.19%)
2003	45.15%
2004	18.74%
2005	7.47%
2006	20.31%
2007	0.51%
2008	(34.72%)
2009	46.21%
2010	16.16%